Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil (Detail)	12 Months Ended
	Dec. 31, 2019 MMBbls	Dec. 31, 2019 Bcf	Dec. 31, 2018 MMBbls	Dec. 31, 2018 Bcf	Dec. 31, 2017 MMBbls	Dec. 31, 2017 Bcf	Dec. 31, 2016 MMBbls Bcf
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | Bcf						12.5
Transfers by loss of control	106.5			36.8
Extensions and discoveries | Bcf		0.3
Sales of reserves	(85.4)			(29.7)
Purchases of reserves | Bcf				6.9
Production for the year	(19.1)
Ending balance | Bcf							12.5
Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1	66.3	17.3
Revisions of previous estimates	(4.0)	11.0	8.2	31.8	3.5	5.7
Production for the year	(8.6)	(13.0)		(4.9)	(8.3)	(0.9)
Ending balance	73.6	56.4	96.1	58.1	66.3	17.3
Equity Method Investee [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance					0.0
Ending balance							0.0
Equity Method Investee [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance					71.1
Ending balance							71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	96.1	58.1	66.3	17.3	71.1
Revisions of previous estimates	(4.0)	11.0	8.2	31.8	3.5	5.7
Production for the year	(8.6)	(13.0)		(4.9)	(8.3)	(0.9)
Ending balance	73.6	56.4	96.1	58.1	66.3	17.3	71.1
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance			0
Production for the year					0
Ending balance					0
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance | Bcf		10.8
Revisions of previous estimates	0.7	0.1		(3.1)
Production for the year	(4.9)	(1.7)		(0.1)
Ending balance	24.2	9.2		10.8
Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	67.7	47.3	66.3	17.3
Revisions of previous estimates	(4.7)	10.9	9.6	34.8	3.5	5.7
Production for the year		(11.3)	(8.1)	(4.8)	(8.3)	(0.9)
Ending balance	49.5	47.2	67.7	47.3	66.3	17.3
Basic Oil [member] | Consolidated Entities [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	8,175.1		8,371.3		8,167.1
Transfers by loss of control			(100.4)
Revisions of previous estimates	718.8		342.5		681.1
Extensions and discoveries	21.1		309.1		69.4
Improved Recovery			224.2		212.7
Sales of reserves	(68.3)		(254.8)
Production for the year	(754.8)		(716.8)		(759.0)
Ending balance	8,091.9		8,175.1		8,371.3		8,167.1
Basic Oil [member] | Consolidated Entities [member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	8,168.7		8,249.4		8,063.0
Revisions of previous estimates	718.8		342.7		649.3
Extensions and discoveries	17.5		308.5		69.1
Improved Recovery			224.2		212.7
Sales of reserves	(68.3)		(254.8)
Production for the year	(753.9)		(701.3)		(744.6)
Ending balance	8,082.8		8,168.7		8,249.4		8,063.0
Basic Oil [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	1.6		115.8		97.3
Transfers by loss of control			(100.4)
Revisions of previous estimates					31.7
Extensions and discoveries			0.6		0.3
Production for the year	(0.2)		(14.5)		(13.4)
Ending balance	1.4		1.6		115.8		97.3
Basic Oil [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	1.6		1.2		0.8
Revisions of previous estimates					0.3
Extensions and discoveries			0.6		0.3
Production for the year	(0.2)		(0.3)		(0.2)
Ending balance	1.4		1.6		1.2		0.8
Basic Oil [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance			114.6		96.4
Transfers by loss of control			(100.4)
Revisions of previous estimates					31.4
Production for the year			(14.3)		(13.2)
Ending balance					114.6		96.4
Basic Oil [member] | Consolidated Entities [member] | Synthetic Oil [Member] | Brazil member
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	4.8		6.0		6.8
Revisions of previous estimates			(0.3)		0.2
Extensions and discoveries	3.6
Production for the year	(0.8)		(0.9)		(1.0)
Ending balance	7.7		4.8		6.0		6.8
Basic Oil [member] | Equity Method Investee [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	86.4		63.4		69.0
Transfers by loss of control			100.4
Revisions of previous estimates	(5.8)		2.9		2.6
Extensions and discoveries	0.6
Sales of reserves			(80.4)
Purchases of reserves			7.9
Production for the year	(16.9)		(7.7)		(8.2)
Ending balance	64.2		86.4		63.4		69.0
Basic Oil [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	86.4		63.4		69.0
Transfers by loss of control			100.4
Revisions of previous estimates	(5.8)		2.9		2.6
Extensions and discoveries	0.6
Sales of reserves			(80.4)
Purchases of reserves			7.9
Production for the year	(16.9)		(7.7)		(8.2)
Ending balance	64.2		86.4		63.4		69.0
Basic Oil [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	26.6
Transfers by loss of control			100.4
Revisions of previous estimates	0.7		(0.9)
Sales of reserves			(80.4)
Purchases of reserves			7.9
Production for the year	(4.7)		(0.4)
Ending balance	22.7		26.6
Basic Oil [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [line items]
Beginning balance	59.8		63.4		69.0
Revisions of previous estimates	(6.5)		3.7		2.6
Extensions and discoveries	0.6
Production for the year	(12.3)		(7.3)		(8.2)
Ending balance	41.6		59.8		63.4		69.0